UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8700
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Oscar S. Schafer       New York, NY                    2/14/06
       ------------------------   ------------------------------  ----------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    24
                                                -------------

Form 13F Information Table Value Total:              $837,275
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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

                                                             FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------   ---------  -----------   --------------------  ---------- --------  -----------------
NAME OF                       TITLE                      VALUE         SHRS OR   SH/   PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER                        OF CLASS        CUSIP      (X $1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS  SOLE SHARED NONE
----------------------------- --------------  ---------- ------------  --------- ----- ----- ---------- --------- ---- ------ -----

BIRCH MTN RES LTD              COM            09066X109   31358       4373500    SH             SOLE           4373500    0    0
CBS CORP NEW                   CL B           124857202   28943       1135000    SH             SOLE           1135000    0    0
CCE SPINCO INC                 COM            14985W109    8908        680000    SH             SOLE            680000    0    0
CRYOLIFE INC                   PFD CV 6%      228903209    3230         85000    SH             SOLE             85000    0    0
CRYOLIFE INC                   COM            228903100    6680       2000000    SH             SOLE           2000000    0    0
DEVON ENERGY CORP NEW          COM            25179M103   12508        200000    SH             SOLE            200000    0    0
DRESSER-RAND GROUP INC         COM            261608103   45151       1867300    SH             SOLE           1867300    0    0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR  338488109   63879       3383447    SH             SOLE           3383447    0    0
FLOWSERVE CORP                 COM            34354P105   80865       2044100    SH             SOLE           2044100    0    0
FNX MNG CO INC                 COM            30253R101   48484       4140400    SH             SOLE           4140400    0    0
HEXCEL CORP NEW                COM            428291108   14424        799100    SH             SOLE            799100    0    0
MEMC ELECTR MATLS INC          COM            552715104   31038       1400000    SH             SOLE           1400000    0    0
NEXEN INC                      COM            65334H102   15956        335000    SH             SOLE            335000    0    0
NOVEN PHARMACEUTICALS INC      COM            670009109   20972       1386100    SH             SOLE           1386100    0    0
PHARMION CORP                  COM            71715B409   48150       2709620    SH             SOLE           2709620    0    0
RCN CORP                       COM            749361200   32869       1401647    SH             SOLE           1401647    0    0
TESCO CORP                     COM            88157K101   75006       4050000    SH             SOLE           4050000    0    0
MOSAIC CO                      COM            61945A107   25494       1742600    SH             SOLE           1742600    0    0
TYCO INTL LTD NEW              COM            902124106   72150       2500000    SH             SOLE           2500000    0    0
TYCO INTL LTD NEW              COM            902124106    9380        325000    SH   CALL      SOLE            325000    0    0
TYCO INTL LTD NEW              COM            902124106    6494        225000    SH   CALL      SOLE            225000    0    0
VALEANT PHARMACEUTICALS INTL   COM            91911X104   32759       1811900    SH             SOLE           1811900    0    0
WRIGHT EXPRESS CORP            COM            98233Q105   72444       3292900    SH             SOLE           3292900    0    0
WYNN RESORTS LTD               COM            983134107   50133        914000    SH             SOLE            914000    0    0




NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.